CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Accounts payable	¥ 119,469	¥ 197,516
Accrued employee benefits	189,042	142,085
Income tax payable	95,415	73,458
Deferred tax liabilities	79,618	106,315
Other liabilities	¥ 144,392	¥ 45,553
Ordinary share, shares authorized | shares	3,000,000,000	3,000,000,000
Ordinary share, shares issued | shares	1,468,059,155	1,425,282,175
Ordinary shares, shares outstanding | shares	1,428,942,175	1,413,951,095
Treasury Stock, Shares | shares	39,116,980	11,331,080
Consolidated VIE and VIE's subsidiaries
Accounts payable	¥ 2,283	¥ 1,985
Accrued employee benefits	19,708	12,299
Income tax payable	11,042	5,522
Deferred tax liabilities	38,287	0
Other liabilities	¥ 62,645	¥ 8,625